Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Standardized Measure of Discounted Future Net Cash Flows (Detail) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Argentina [member]
Disclosure of discounted future net cash flow [line items]
Future cash inflows	$ 2,071,924	$ 2,545,028	$ 1,786,896
Future production costs	(1,128,613)	(1,333,468)	(913,980)
Future development costs	(644,714)	(482,015)	(304,448)
Future income tax expenses	(13,420)	(120,966)	(121,388)
10% annual discount for estimated timing of cash flows	(105,899)	(227,670)	(138,847)
Total standardized measure of discounted future net cash flows	179,278	380,909	308,233
Worldwide [member]
Disclosure of discounted future net cash flow [line items]
Future cash inflows	2,071,924	2,545,028	1,786,896
Future production costs	(1,128,613)	(1,333,468)	(913,980)
Future development costs	(644,714)	(482,015)	(304,448)
Future income tax expenses	(13,420)	(120,966)	(121,388)
10% annual discount for estimated timing of cash flows	(105,899)	(227,670)	(138,847)
Total standardized measure of discounted future net cash flows	$ 179,278	$ 380,909	$ 308,233